UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-23402
Name of Fund:
BlackRock ETF Trust
iShares Nasdaq Premium Income Active ETF
iShares U.S. Large Cap Premium Income Active ETF (formerly, iShares Advantage
Large Cap Income ETF)
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock ETF Trust,
50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
12/31/2025
Date of reporting period:
12/31/2025
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith.

iShares Nasdaq Premium Income Active ETF
BALQ | The Nasdaq Stock Market LLC
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about iShares Nasdaq Premium Income Active ETF (the “Fund”) for the period of December 2, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474-2737.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Nasdaq Premium Income Active ETF	$3(a)	0.35%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.
Key Fund statistics
Net Assets	$10,848,896
Number of Portfolio Holdings	110
Net Investment Advisory Fees	$3,019
Portfolio Turnover Rate	—%
What did the Fund invest in?
(as of December 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Information Technology	56.5%
Communication Services	15.9%
Consumer Discretionary	11.5%
Industrials	4.6%
Consumer Staples	4.6%
Health Care	4.5%
Financials	1.9%
Materials	0.4%
Real Estate	0.1%
Ten largest holdings
Security	Percent of Total Investments(b)
NVIDIA Corp.	10.1%
Apple Inc.	9.2%
Microsoft Corp.	8.7%
Amazon.com, Inc.	6.1%
Broadcom, Inc.	6.0%
Alphabet, Inc., Class A	4.3%
Alphabet, Inc., Class C, NVS	3.6%
Tesla, Inc.	3.6%
Meta Platforms, Inc., Class A	3.5%
Costco Wholesale Corp.	3.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities, short investments and options, if any.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Nasdaq, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Nasdaq Premium Income Active ETF
Annual Shareholder Report — December 31, 2025
BALQ-12/25-AR

iShares U.S. Large Cap Premium Income Active ETF
BALI | Cboe BZX Exchange
Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about iShares U.S. Large Cap Premium Income Active ETF (the “Fund”) (formerly known as iShares Advantage Large Cap Income ETF) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474-2737.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Large Cap Premium Income Active ETF	$32	0.30%
How did the Fund perform last year?
  For the reporting period ended December 31, 2025, the Fund returned 14.24%.
  For the same period, the S&P 500® Index returned 17.88%.
What contributed to performance?
With respect to the Fund’s underlying portfolio holdings, sentiment insights were the strongest contributors to performance during the year. Signals that measured informed investor positioning as well as broker views positioned the portfolio in high-performing sectors such as communication services. Additionally, insights analyzing social media activity captured shifting retail preferences, supporting gains in consumer sectors. Elsewhere, macro signals looking at historical economic data also added value in positioning the portfolio within information technology and health care sectors. Finally, traditional valuation measures focusing on operating income yields drove positive positioning in the financials sector.
What detracted from performance?
Certain non-traditional quality-focused signals detracted from returns during the year. These included insights that look at environmental and social policies, as well as water management and controversial news, which struggled particularly within the materials sector. Finally, select macro insights that focused on hiring trends missed key shifts in the market, leading to weaker positioning.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 26, 2023 through December 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	14.24%	21.07%
S&P 500® Index	17.88	24.86
Key Fund statistics
Net Assets	$680,158,171
Number of Portfolio Holdings	153
Net Investment Advisory Fees	$1,133,847
Portfolio Turnover Rate	112%
The Fund commenced operations on September 26, 2023.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of December 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Information Technology	34.7%
Financials	12.0%
Communication Services	11.2%
Consumer Discretionary	10.9%
Health Care	10.9%
Industrials	8.4%
Consumer Staples	6.2%
Energy	2.8%
Real Estate	1.2%
Utilities	1.1%
Materials	0.6%
Ten largest holdings
Security	Percent of Total Investments(b)
NVIDIA Corp.	7.4%
Microsoft Corp.	7.2%
Apple Inc.	7.0%
Amazon.com, Inc.	4.6%
Alphabet, Inc., Class A	3.1%
Alphabet, Inc., Class C, NVS	2.5%
Broadcom, Inc.	2.1%
Johnson & Johnson	2.0%
Meta Platforms, Inc., Class A	1.9%
Walmart, Inc.	1.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities, short investments and options, if any.
Material fund changes
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.
On July 30, 2025, the Fund's Board approved a change in the name of iShares Advantage Large Cap Income ETF to iShares U.S. Large Cap Premium Income Active ETF and certain changes to the Fund’s investment strategy in connection with the change in the Fund’s name. The Fund’s investment strategy was updated to specify that under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in large cap equity securities of U.S. issuers. These changes became effective on October 16, 2025.
The net expense ratio increased from the prior fiscal year due to a change in the Fund’s expense waiver and reimbursement agreement.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares U.S. Large Cap Premium Income Active ETF
Annual Shareholder Report — December 31, 2025
BALI-12/25-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Claire A. Walton

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
iShares Nasdaq Premium Income Active ETF	$13,433	$0	$0	$0	$10,185	$0	$0	$0
iShares U.S. Large Cap Premium Income Active ETF	$13,433	$13,433	$0	$0	$10,185	$9,700	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Fund Advisors (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the Securities and Exchange Commission’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
iShares Nasdaq Premium Income Active ETF	$10,185	$0
iShares U.S. Large Cap Premium Income Active ETF	$10,185	$9,700

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) – Not Applicable

(j) – Not Applicable

Item 5 –	Audit Committee of Listed Registrant

(a) The following individuals are members of the registrant’s separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Neil A. Cotty

Henry R. Keizer

Lori Richards

Kenneth L. Urish

Claire A. Walton

(b) Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

DECEMBER 31, 2025

2025 Annual Financial Statements and Additional Information

BlackRock ETF Trust

•  iShares Nasdaq Premium Income Active ETF | BALQ | The Nasdaq Stock Market LLC

•  iShares U.S. Large Cap Premium Income Active ETF | BALI | Cboe BZX Exchange

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, The Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	3

Schedule of Investments December 31, 2025	iShares Nasdaq Premium Income Active ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.9%
General Dynamics Corp.	110	$37,032
General Electric Co.	66	20,330
RTX Corp.	242	44,383

		101,745

Automobile Components — 0.1%
BorgWarner, Inc.	330	14,870

Automobiles — 3.6%
Tesla, Inc.(a)	858	385,860

Biotechnology — 1.0%
AbbVie, Inc.	176	40,214
Exelixis, Inc.(a)	374	16,392
Moderna, Inc.(a)	748	22,059
Natera, Inc.(a)	22	5,040
TG Therapeutics, Inc.(a)	132	3,935
United Therapeutics Corp.(a)	44	21,439

		109,079

Broadline Retail — 6.2%
Amazon.com, Inc.(a)(b)	2,816	649,989
Coupang, Inc., Class A(a)	396	9,342
Dillard’s, Inc., Class A	22	13,339

		672,670

Capital Markets — 0.4%
Charles Schwab Corp. (The)	374	37,366
Intercontinental Exchange, Inc.	66	10,690

		48,056

Chemicals — 0.2%
Corteva, Inc.	286	19,171

Commercial Services & Supplies — 0.6%
Veralto Corp.	616	61,464

Communications Equipment — 2.4%
Arista Networks, Inc.(a)	308	40,357
Cisco Systems, Inc.	1,980	152,520
Motorola Solutions, Inc.	176	67,464

		260,341

Construction & Engineering — 0.2%
Comfort Systems U.S.A., Inc.	22	20,532

Consumer Finance — 0.1%
Capital One Financial Corp.	66	15,996

Consumer Staples Distribution & Retail — 3.7%
Costco Wholesale Corp.	374	322,515
Walmart, Inc.	682	75,982

		398,497

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(a)	88	8,923

Diversified Telecommunication Services — 0.2%
AT&T Inc.	968	24,045

Electrical Equipment — 0.7%
AMETEK, Inc.	264	54,202
Rockwell Automation, Inc.	44	17,119

		71,321

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	462	62,434
Flex Ltd.(a)	154	9,305

		71,739

Security	Shares	Value

Entertainment — 2.4%
Netflix, Inc.(a)	2,530	$237,213
ROBLOX Corp., Class A(a)	154	12,478
Walt Disney Co. (The)	66	7,509

		257,200

Financial Services — 0.9%
Visa, Inc., Class A	264	92,587

Ground Transportation — 0.3%
Uber Technologies, Inc.(a)	264	21,572
Union Pacific Corp.	44	10,178

		31,750

Health Care Equipment & Supplies — 1.7%
Boston Scientific Corp.(a)	726	69,224
Medtronic PLC	220	21,133
Stryker Corp.	264	92,788

		183,145

Health Care Providers & Services — 0.4%
Cardinal Health, Inc.	88	18,084
Quest Diagnostics, Inc.	44	7,636
UnitedHealth Group, Inc.	66	21,787

		47,507

Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	814	14,432

Hotels, Restaurants & Leisure — 0.5%
Carnival Corp.(a)	242	7,391
Chipotle Mexican Grill, Inc.(a)	198	7,326
Expedia Group, Inc.	22	6,233
McDonald’s Corp.	22	6,724
Viking Holdings Ltd.(a)	352	25,136

		52,810

Household Durables — 0.2%
Garmin Ltd.	88	17,851

Industrial Conglomerates — 0.1%
3M Co.	88	14,089

Insurance — 0.4%
Marsh & McLennan Cos., Inc.	242	44,896

Interactive Media & Services — 11.5%
Alphabet, Inc., Class A	1,474	461,362
Alphabet, Inc., Class C, NVS	1,232	386,602
Meta Platforms, Inc., Class A	572	377,571
Pinterest, Inc., Class A(a)	858	22,214

		1,247,749

IT Services — 0.5%
Accenture PLC, Class A	88	23,610
Amdocs Ltd.	110	8,856
GoDaddy, Inc., Class A(a)	132	16,379

		48,845

Machinery — 1.6%
Illinois Tool Works, Inc.	330	81,279
PACCAR, Inc.	880	96,369

		177,648

Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	484	24,582

Pharmaceuticals — 1.3%
Bristol-Myers Squibb Co.	2,200	118,668
Eli Lilly & Co.	22	23,643

		142,311

4	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) December 31, 2025	iShares Nasdaq Premium Income Active ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services — 0.2%
Equifax, Inc.	88	$19,094

Semiconductors & Semiconductor Equipment — 26.7%
Advanced Micro Devices, Inc.(a)	1,122	240,287
Astera Labs, Inc.(a)	66	10,980
Broadcom, Inc.(b)	1,870	647,207
Intel Corp.(a)	2,948	108,781
KLA Corp.	110	133,659
Lam Research Corp.	1,474	252,319
Micron Technology, Inc.	814	232,324
Monolithic Power Systems, Inc.	22	19,940
NVIDIA Corp.	5,808	1,083,192
NXP Semiconductors NV	484	105,057
Qnity Electronics, Inc.	132	10,778
Qorvo, Inc.(a)	110	9,296
Skyworks Solutions, Inc.	748	47,431

		2,901,251

Software — 15.5%
Adobe, Inc.(a)	330	115,497
Atlassian Corp., Class A(a)	440	71,342
Dropbox, Inc., Class A(a)	374	10,397
Dynatrace, Inc.(a)	946	41,000
Elastic NV(a)	220	16,597
HubSpot, Inc.(a)	66	26,486
JFrog Ltd.(a)	66	4,122
Klaviyo, Inc., Class A(a)	198	6,429
Manhattan Associates, Inc.(a)	66	11,438
Microsoft Corp.	1,936	936,288
Oracle Corp.	88	17,152
Palantir Technologies, Inc., Class A(a)	1,452	258,093
Salesforce, Inc.	176	46,624
SentinelOne, Inc., Class A(a)	484	7,260
ServiceNow, Inc.(a)	770	117,956

		1,686,681

Specialty Retail — 0.6%
Best Buy Co., Inc.	330	22,087
TJX Cos., Inc. (The)	264	40,553

		62,640

Technology Hardware, Storage & Peripherals — 10.0%
Apple Inc.(b)	3,608	980,871

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Dell Technologies, Inc., Class C	176	$22,155
Hewlett Packard Enterprise Co.	374	8,983
HP, Inc.	2,244	49,996
Western Digital Corp.	110	18,950

		1,080,955

Textiles, Apparel & Luxury Goods — 0.1%
Deckers Outdoor Corp.(a)	110	11,404

Tobacco — 0.8%
Altria Group, Inc.	1,364	78,648
Philip Morris International, Inc.	66	10,587

		89,235

Wireless Telecommunication Services — 1.6%
T-Mobile U.S., Inc.	858	174,208

Total Long-Term Investments — 98.7% (Cost: $10,789,870)		10,707,179

Short-Term Securities

Money Market Funds — 1.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.72%(c)(d)	162,179	162,179

Total Short-Term Securities — 1.5% (Cost: $162,179)		162,179

Total Investments Before Options Written — 100.2% (Cost: $10,952,049)		10,869,358

Options Written — (0.1)%
(Premiums Received: $(67,608))		(12,079)

Total Investments Net of Options Written — 100.1% (Cost: $10,884,441)		10,857,279
Liabilities in Excess of Other Assets — (0.1)%		(8,383)

Net Assets — 100.0%		$10,848,896

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/02/25(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$162,179	(b)	$—	$—	$—	$162,179	162,179	$288	$—

(a)	The Fund commenced operations on December 2, 2025.
(b)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (continued) December 31, 2025	iShares Nasdaq Premium Income Active ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Nasdaq 100 Index	27	03/20/26	$1,375	$(10,149)

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Nasdaq 100 Micro Index	39	01/02/26	USD	258.00	USD	985	$(6)
Nasdaq 100 Micro Index	43	01/09/26	USD	259.00	USD	1,086	(395)
Nasdaq 100 Micro Index	43	01/16/26	USD	255.00	USD	1,086	(7,347)
Nasdaq 100 Micro Index	43	01/23/26	USD	259.00	USD	1,086	(4,331)

							$(12,079)

Balances Reported in the Statements of Assets and Liabilities for Options Written

Description	Options Premiums Paid		Options Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$	N/A	$(67,608)	$55,529	$—	$(12,079)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$10,149	$—	$—	$—	$10,149
Options written
Options written at value	—	—	12,079	—	—	—	12,079

	$—	$—	$22,228	$—	$—	$—	$22,228

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended December 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(46,576)	$—	$—	$—	$(46,576)
Options written	—	—	28,450	—	—	—	28,450

	$—	$—	$(18,126)	$—	$—	$—	$(18,126)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(10,149)	$—	$—	$—	$(10,149)
Options written	—	—	55,529	—	—	—	55,529

	$—	$—	$45,380	$—	$—	$—	$45,380

6	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) December 31, 2025	iShares Nasdaq Premium Income Active ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,374,665
Options:
Average value of option contracts written	12,079

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$10,707,179	$—	$—	$10,707,179
Short-Term Securities
Money Market Funds	162,179	—	—	162,179

	$10,869,358	$—	$—	$10,869,358

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(22,228)	$—	$—	$(22,228)

(a)

Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments December 31, 2025	iShares U.S. Large Cap Premium Income Active ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.2%
Carpenter Technology Corp.	1,154	$363,326
HEICO Corp., Class A	465	117,380
Lockheed Martin Corp.	16,245	7,857,219
Northrop Grumman Corp.	6,354	3,623,114
RTX Corp.	15,073	2,764,388

		14,725,427

Automobile Components — 0.2%
BorgWarner, Inc.	27,588	1,243,115
Gentex Corp.	13,883	323,058

		1,566,173

Automobiles — 1.6%
Tesla, Inc.(a)	23,675	10,647,121

Banks — 3.2%
Bank of America Corp.	92,420	5,083,100
Citigroup, Inc.	22,443	2,618,874
JPMorgan Chase & Co.	19,799	6,379,634
KeyCorp	136,281	2,812,840
Popular, Inc.	1,049	130,621
Regions Financial Corp.	167,126	4,529,114

		21,554,183

Beverages — 0.9%
Coca-Cola Co. (The)	64,310	4,495,912
PepsiCo, Inc.	13,209	1,895,756

		6,391,668

Biotechnology — 2.5%
AbbVie, Inc.	33,771	7,716,336
Gilead Sciences, Inc.	30,385	3,729,455
Natera, Inc.(a)	8,511	1,949,785
United Therapeutics Corp.(a)	6,793	3,309,889

		16,705,465

Broadline Retail — 4.7%
Amazon.com, Inc.(a)(b)	133,056	30,711,986
Dillard’s, Inc., Class A	2,585	1,567,389

		32,279,375

Building Products — 0.1%
Trane Technologies PLC	924	359,621

Capital Markets — 3.8%
Cboe Global Markets, Inc.	1,108	278,108
Charles Schwab Corp. (The)	69,490	6,942,746
CME Group, Inc., Class A(b)	30,933	8,447,183
Intercontinental Exchange, Inc.	45,277	7,333,063
Nasdaq, Inc.	16,108	1,564,570
S&P Global, Inc.	2,296	1,199,867

		25,765,537

Chemicals — 0.1%
Corteva, Inc.	12,974	869,647

Commercial Services & Supplies — 1.9%
Cintas Corp.	33,269	6,256,901
Waste Management, Inc.	29,844	6,557,025

		12,813,926

Communications Equipment — 1.8%
Arista Networks, Inc.(a)	12,036	1,577,077
Cisco Systems, Inc.	73,497	5,661,474
Motorola Solutions, Inc.	12,588	4,825,232

		12,063,783

Security	Shares	Value

Construction & Engineering — 0.5%
Comfort Systems U.S.A., Inc.	1,885	$1,759,252
Dycom Industries, Inc.(a)	1,246	421,023
MasTec, Inc.(a)	4,253	924,475

		3,104,750

Consumer Staples Distribution & Retail — 3.0%
Costco Wholesale Corp.	8,873	7,651,543
Walmart, Inc.	113,591	12,655,173

		20,306,716

Diversified Consumer Services — 0.0%
H&R Block, Inc.	2,538	110,606

Diversified REITs — 0.0%
WP Carey, Inc.	2,017	129,814

Diversified Telecommunication Services — 0.5%
AT&T Inc.	150,003	3,726,075

Electric Utilities — 0.7%
American Electric Power Co., Inc.	11,399	1,314,419
Entergy Corp.	26,776	2,474,905
PPL Corp.	29,097	1,018,977

		4,808,301

Electrical Equipment — 1.2%
AMETEK, Inc.	32,471	6,666,621
GE Vernova, Inc.	2,635	1,722,157
Vertiv Holdings Co., Class A	723	117,133

		8,505,911

Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp., Class A	42,581	5,754,396
Flex Ltd.(a)	3,037	183,496
TE Connectivity PLC	3,504	797,195

		6,735,087

Entertainment — 1.1%
Netflix, Inc.(a)	47,020	4,408,595
Take-Two Interactive Software, Inc.(a)	3,816	977,010
Walt Disney Co. (The)	17,079	1,943,078

		7,328,683

Financial Services — 2.2%
Berkshire Hathaway, Inc., Class B(a)	8,780	4,413,267
Fidelity National Information Services, Inc.	1,951	129,663
Mastercard, Inc., Class A	8,657	4,942,108
Visa, Inc., Class A	15,798	5,540,517

		15,025,555

Food Products — 0.3%
Cal-Maine Foods, Inc.	22,289	1,773,536

Ground Transportation — 0.6%
Landstar System, Inc.	1,175	168,848
Union Pacific Corp.	15,698	3,631,261

		3,800,109

Health Care Equipment & Supplies — 0.8%
Boston Scientific Corp.(a)	29,688	2,830,751
Medtronic PLC	28,657	2,752,791

		5,583,542

Health Care Providers & Services — 2.7%
Cardinal Health, Inc.	39,782	8,175,201
Cencora, Inc.	4,694	1,585,399
Cigna Group (The)	838	230,643
Encompass Health Corp.	1,073	113,888

8	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) December 31, 2025	iShares U.S. Large Cap Premium Income Active ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
McKesson Corp.	5,515	$4,523,899
UnitedHealth Group, Inc.	12,238	4,039,886

		18,668,916

Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc.	87,219	1,546,393

Hotels, Restaurants & Leisure — 2.1%
Booking Holdings, Inc.	948	5,076,853
Darden Restaurants, Inc.	28,805	5,300,696
McDonald’s Corp.	13,305	4,066,407

		14,443,956

Household Products — 0.3%
Kimberly-Clark Corp.	22,965	2,316,939

Industrial Conglomerates — 0.8%
Honeywell International, Inc.	27,167	5,300,010

Insurance — 1.9%
Allstate Corp. (The)	1,351	281,211
American Financial Group, Inc.	24,283	3,319,000
Aon PLC, Class A	2,032	717,052
Hanover Insurance Group, Inc. (The)	1,174	214,572
Hartford Insurance Group, Inc. (The)	7,524	1,036,807
Progressive Corp. (The)	18,315	4,170,692
RLI Corp.	4,048	258,991
Travelers Cos., Inc. (The)	10,868	3,152,372

		13,150,697

Interactive Media & Services — 7.4%
Alphabet, Inc., Class A(b)	65,674	20,555,962
Alphabet, Inc., Class C, NVS	53,069	16,653,052
Meta Platforms, Inc., Class A	19,406	12,809,707

		50,018,721

IT Services — 0.5%
Amdocs Ltd.	19,699	1,585,966
GoDaddy, Inc., Class A(a)	1,923	238,606
VeriSign, Inc.	6,178	1,500,945

		3,325,517

Leisure Products — 0.3%
Hasbro, Inc.	25,860	2,120,520

Machinery — 1.0%
Mueller Industries, Inc.	2,335	268,058
PACCAR, Inc.	61,901	6,778,779

		7,046,837

Media — 0.6%
Fox Corp., Class A, NVS	24,478	1,788,608
New York Times Co. (The), Class A	17,682	1,227,484
Omnicom Group, Inc.	14,285	1,153,514

		4,169,606

Metals & Mining — 0.5%
Newmont Corp.	30,821	3,077,477
Royal Gold, Inc.	787	174,942

		3,252,419

Mortgage Real Estate Investment Trusts (REITs) — 0.7%
AGNC Investment Corp.	124,704	1,336,827
Annaly Capital Management, Inc.	145,653	3,256,801
Starwood Property Trust, Inc.	9,824	176,930

		4,770,558

Security	Shares	Value

Multi-Utilities — 0.4%
Consolidated Edison, Inc.	10,304	$1,023,393
WEC Energy Group, Inc.	14,357	1,514,089

		2,537,482

Oil, Gas & Consumable Fuels — 2.8%
Chevron Corp.	69,220	10,549,820
EOG Resources, Inc.	28,860	3,030,589
Kinder Morgan, Inc.	126,963	3,490,213
Williams Cos., Inc. (The)	29,448	1,770,119

		18,840,741

Pharmaceuticals — 4.7%
Bristol-Myers Squibb Co.	102,033	5,503,660
Eli Lilly & Co.	7,138	7,671,066
Johnson & Johnson	63,665	13,175,472
Pfizer, Inc.	222,069	5,529,518

		31,879,716

Residential REITs — 0.1%
Camden Property Trust	3,206	352,916

Retail REITs — 0.0%
Regency Centers Corp.	2,110	145,653

Semiconductors & Semiconductor Equipment — 12.7%
Advanced Micro Devices, Inc.(a)	11,783	2,523,447
Broadcom, Inc.	41,152	14,242,707
Lam Research Corp.	33,385	5,714,844
Marvell Technology, Inc.	12,698	1,079,076
Micron Technology, Inc.	12,894	3,680,077
NVIDIA Corp.(b)	266,224	49,650,776
QUALCOMM, Inc.	12,588	2,153,178
Skyworks Solutions, Inc.	16,286	1,032,695
Texas Instruments, Inc.	35,938	6,234,884

		86,311,684

Software — 11.0%
Adobe, Inc.(a)(b)	9,701	3,395,253
Autodesk, Inc.(a)	7,213	2,135,120
Check Point Software Technologies Ltd.(a)	709	131,562
Elastic NV(a)	14,474	1,091,918
Intuit, Inc.	9,593	6,354,595
Microsoft Corp.(b)	99,832	48,280,752
Oracle Corp.	7,744	1,509,383
Palantir Technologies, Inc., Class A(a)	31,661	5,627,743
Salesforce, Inc.	15,097	3,999,346
ServiceNow, Inc.(a)	15,625	2,393,594

		74,919,266

Specialized REITs — 0.8%
CubeSmart	44,574	1,606,893
Gaming & Leisure Properties, Inc.	33,411	1,493,138
Millrose Properties, Inc., Class A	4,208	125,693
VICI Properties, Inc.	82,970	2,333,116

		5,558,840

Specialty Retail — 1.7%
AutoZone, Inc.(a)	27	91,571
Home Depot, Inc. (The)	10,621	3,654,686
TJX Cos., Inc. (The)	52,705	8,096,015

		11,842,272

Technology Hardware, Storage & Peripherals — 7.0%
Apple Inc.(b)	171,653	46,665,584
Dell Technologies, Inc., Class C	5,327	670,563
Sandisk Corp.(a)	1,857	440,815

		47,776,962

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (continued) December 31, 2025	iShares U.S. Large Cap Premium Income Active ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Tobacco — 1.5%
Altria Group, Inc.	131,573	$7,586,499
Philip Morris International, Inc.	16,619	2,665,688

		10,252,187

Trading Companies & Distributors — 0.0%
Ferguson Enterprises, Inc.	588	130,906

Wireless Telecommunication Services — 1.4%
Millicom International Cellular SA	62,488	3,464,335
T-Mobile U.S., Inc.	29,851	6,060,947

		9,525,282

Total Long-Term Investments — 98.0% (Cost: $604,079,117)		666,885,607

Short-Term Securities

Money Market Funds — 1.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.72%(c)(d)	11,685,122	11,685,122

Total Short-Term Securities — 1.7% (Cost: $11,685,122)		11,685,122

Total Investments Before Options Written — 99.7% (Cost: $615,764,239)		678,570,729

Options Written — (0.1)%

(Premiums Received: $(2,576,296))		(1,015,092)

Total Investments Net of Options Written — 99.6% (Cost: $613,187,943)		677,555,637

Other Assets Less Liabilities — 0.4%		2,602,534

Net Assets — 100.0%		$680,158,171

(a)	Non-Income producing security.

(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$547	(b)	$—	$(547)	$—	$—	—	$759	(c)	$—

BlackRock Cash Funds: Treasury, SL Agency Shares	5,430,923	6,254,199	(b)	—	—	—	11,685,122	11,685,122	263,742		—

					$(547)	$—	$11,685,122		$264,501		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

 All or a portion represents securities lending Income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

10	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) December 31, 2025	iShares U.S. Large Cap Premium Income Active ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	223	03/20/26	$76,851	$91,051

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value
Call
S&P 500 Index	94	01/02/26	USD	6,940.00	USD	64,348	$(864)
S&P 500 Index	97	01/09/26	USD	6,875.00	USD	66,401	(335,171)
S&P 500 Index	97	01/16/26	USD	6,890.00	USD	66,401	(453,388)
S&P 500 Index	99	01/23/26	USD	6,990.00	USD	67,770	(225,669)

							$(1,015,092)

Balances Reported in the Statements of Assets and Liabilities for Options Written

Description	Options Premiums Paid		Options Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$	N/A	$(2,576,296)	$1,561,204	$—	$(1,015,092)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$91,051	$—	$—	$—	$91,051

Liabilities — Derivative Financial Instruments
Options written
Options written at value	$—	$—	$1,015,092	$—	$—	$—	$1,015,092

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended December 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$1,527,951	$—	$—	$—	$1,527,951
Options written	—	—	(5,463,858)	—	—	—	(5,463,858)

	$—	$—	$(3,935,907)	$—	$—	$—	$(3,935,907)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$258,724	$—	$—	$—	$258,724
Options written	—	—	960,778	—	—	—	960,778

	$—	$—	$1,219,502	$—	$—	$—	$1,219,502

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (continued) December 31, 2025	iShares U.S. Large Cap Premium Income Active ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$77,285,009
Options:
Average value of option contracts written	2,039,421

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$666,885,607	$—	$—	$666,885,607
Short-Term Securities
Money Market Funds	11,685,122	—	—	11,685,122

	$678,570,729	$—	$—	$678,570,729

Derivative Financial Instruments(a)
Assets
Equity Contracts	$91,051	$—	$—	$91,051
Liabilities
Equity Contracts	(1,015,092)	—	—	(1,015,092)

	$(924,041)	$—	$—	$(924,041)

(a)

Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.

12	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Assets and Liabilities

December 31, 2025

	iShares Nasdaq Premium Income Active ETF	iShares U.S. Large Cap Premium Income Active ETF

ASSETS
Investments, at value — unaffiliated(a)	$10,707,179	$666,885,607
Investments, at value — affiliated(b)	162,179	11,685,122
Cash	17	121,379
Cash pledged:
Futures contracts	101,000	7,341,000
Receivables:
Securities lending income — affiliated	—	144
Capital shares sold	—	35,101
Dividends — unaffiliated	8,231	766,022
Dividends — affiliated	288	30,640

Total assets	10,978,894	686,865,015

LIABILITIES
Options written, at value(c)	12,079	1,015,092
Payables:
Income dividend distributions	103,101	4,733,333
Investment advisory fees	3,019	195,574
Variation margin on futures contracts	11,799	762,845

Total liabilities	129,998	6,706,844

Commitments and contingent liabilities

NET ASSETS	$10,848,896	$680,158,171

NET ASSETS CONSIST OF:
Paid-in capital	$11,000,246	$633,736,343
Accumulated earnings (loss)	(151,350)	46,421,828

NET ASSETS	$10,848,896	$680,158,171

NET ASSET VALUE

Shares outstanding	220,000	21,520,000

Net asset value	$49.31	$31.61

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$10,789,870	$604,079,117
(b) Investments, at cost — affiliated	$162,179	$11,685,122
(c) Premiums received	$67,608	$2,576,296

See notes to financial statements.

S T A T E M E N T S O F A S S E T S A N D L I A B I L I T I E S	13

Statements of Operations

Year Ended December 31, 2025

	iShares Nasdaq Premium Income Active ETF(a)	iShares U.S. Large Cap Premium Income Active ETF

INVESTMENT INCOME
Dividends — unaffiliated	$9,976	$9,249,218
Dividends — affiliated	288	263,742
Interest — unaffiliated	17	3,662
Securities lending income — affiliated — net	—	759
Foreign taxes withheld	(74)	(14,484)

Total investment income	10,207	9,502,897

EXPENSES
Investment advisory	3,026	1,344,320
Interest expense	—	2,320

Total expenses	3,026	1,346,640

Less:
Investment advisory fees waived	(7)	(210,473)

Total expenses after fees waived	3,019	1,136,167

Net investment income	7,188	8,366,730

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	—	(7,336,574)
Investments — affiliated	—	(547)
Options written	28,450	(5,463,858)
Futures contracts	(46,576)	1,527,951
Foreign currency transactions	—	2
In-kind redemptions — unaffiliated(b)	—	5,568,666

	(18,126)	(5,704,360)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(82,691)	55,188,803
Options written	55,529	960,778
Futures contracts	(10,149)	258,724

	(37,311)	56,408,305

Net realized and unrealized gain (loss)	(55,437)	50,703,945

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(48,249)	$59,070,675

(a)	For the period from December 2, 2025 (commencement of operations) to December 31, 2025.
(b)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

14	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Changes in Net Assets

	iShares Nasdaq Premium Income Active ETF	iShares U.S. Large Cap Premium Income Active ETF

	Period From 12/02/25(a) to 12/31/25	Year Ended 12/31/25	Year Ended 12/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$7,188	$8,366,730	$1,664,982
Net realized gain (loss)	(18,126)	(5,704,360)	1,157,186
Net change in unrealized appreciation (depreciation)	(37,311)	56,408,305	6,544,521

Net increase (decrease) in net assets resulting from operations	(48,249)	59,070,675	9,366,689

DISTRIBUTIONS TO SHAREHOLDERS(b)
From net investment income and net realized gain	(103,101)	(18,668,731)	(4,735,969)
Return of capital	—	(16,670,637)	(925,943)

Decrease in net assets resulting from distributions to shareholders	(103,101)	(35,339,368)	(5,661,912)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	11,000,246	461,015,879	173,101,177

NET ASSETS
Total increase in net assets	10,848,896	484,747,186	176,805,954
Beginning of period	—	195,410,985	18,605,031

End of period	$10,848,896	$680,158,171	$195,410,985

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	15

Financial Highlights

(For a share outstanding throughout each period)

	iShares Nasdaq Premium Income Active ETF

	Period From 12/02/25 to 12/31/25	(a)

Net asset value, beginning of period	$50.00

Net investment income(b)	0.03
Net realized and unrealized loss(c)	(0.25)

Net decrease from investment operations	(0.22)

Distributions(d)
From net investment income	(0.35)
From net realized gain	(0.12)

Total distributions	(0.47)

Net asset value, end of period	$49.31

Total Return(e)
Based on net asset value	(0.44	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.35	%(h)

Total expenses after fees waived	0.35	%(h)

Net investment income	0.83	%(h)

Supplemental Data
Net assets, end of period (000)	$10,849

Portfolio turnover rate(i)	—%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

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Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares U.S. Large Cap Premium Income Active ETF

	Year Ended 12/31/25	Year Ended 12/31/24	Period From 09/26/23 to 12/31/23	(a)

Net asset value, beginning of period	$30.25	$26.58	$24.67

Net investment income(b)	0.66	0.74	0.17
Net realized and unrealized gain(c)	3.40	5.09	2.31

Net increase from investment operations	4.06	5.83	2.48

Distributions(d)
From net investment income	(1.43)	(1.81)	(0.34)
Return of capital	(1.27)	(0.35)	(0.23)

Total distributions	(2.70)	(2.16)	(0.57)

Net asset value, end of period	$31.61	$30.25	$26.58

Total Return(e)
Based on net asset value	14.24%	22.53%	10.12	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.35%	0.35%	0.35	%(h)

Total expenses after fees waived	0.30%	0.15%	0.35	%(h)

Net investment income	2.18%	2.50%	2.60	%(h)

Supplemental Data
Net assets, end of period (000)	$680,158	$195,411	$18,605

Portfolio turnover rate(i)	112%	90%	23%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	17

Notes to Financial Statements

1.	ORGANIZATION

BlackRock ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

Fund Name	Herein Referred To As	Diversification Classification

iShares Nasdaq Premium Income Active ETF(a)	Nasdaq Premium Income Active	Non-diversified
iShares U.S. Large Cap Premium Income Active ETF(b)	U.S. Large Cap Premium Income Active	Non-diversified

(a)	The Fund commenced operations on December 2, 2025.
(b)	Formerly known as the iShares Advantage Large Cap Income ETF.

The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

Effective October 16, 2025, iShares Advantage Large Cap Income ETF changed its name to iShares U.S. Large Cap Premium Income Active ETF. In connection with the Fund’s name change, the Fund’s investment strategy was updated to specify that under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in large cap equity securities of U.S. issuers.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

ForeignTaxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

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Notes to Financial Statements (continued)

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains and/or return of capital for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The portion of distributions that exceeds each Fund’s current and accumulated earnings and profits will constitute a non-taxable return of capital. Distributions in excess of each Fund’s minimum distribution requirements, but not in excess of the Fund’s earning and profits, will be taxable to the Fund’s shareholders and will not constitute non-taxable returns of capital. Return of capital distributions will reduce a shareholder’s cost basis and will result in higher capital gains or lower capital losses when each Fund’s shares on which distributions were received are sold. Once a shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gains.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.

Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Exchange-traded options (except ETF options, equity index options or those that are customized) are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

N O T E S T O F I N A N C I A L S T A T E M E N T S	19

Notes to Financial Statements (continued)

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the

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Notes to Financial Statements (continued)

difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Options: The Funds will sell (write) call options on a large cap equity index, such as the S&P 500 Index, to generate income.

An options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy (in the case of a call option) a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the Statements of Assets and Liabilities. When an instrument is sold through the exercise of an option, the premium is offset against the proceeds of the underlying instrument. When a written option expires without being exercised, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received. When a written option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds or does not exceed the premiums received.

In writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

Fund Name	Investment Advisory Fees

Nasdaq Premium Income Active	0.35%
U.S. Large Cap Premium Income Active	0.35

Expense Waivers: For U.S. Large Cap Premium Income Active, BFA contractually agreed to waive its management fees pursuant to which the management fee was limited to 0.00% from October 1, 2024 to March 31, 2025. For the period from January 1 through March 31, 2025, the Manager waived $205,941 in investment advisory fees pursuant to this arrangement.

BFA has contractually agreed to waive a portion of its management fees to each Fund in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by each Fund in other equity and fixed-income mutual funds and ETFs advised by BFA or its affiliates through June 30, 2027. BFA has also contractually agreed to waive a portion of its management fees to each Fund by an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by each Fund in money market funds advised by BFA or its affiliates through June 30, 2027. The agreement (with respect to either waiver) may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. For the period ended December 31, 2025, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

Fund Name	Amounts Waived

Nasdaq Premium Income Active	$7
U.S. Large Cap Premium Income Active	4,532

Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the Funds.

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any

N O T E S T O F I N A N C I A L S T A T E M E N T S	21

Notes to Financial Statements (continued)

time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the BlackRock Multi-Asset Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income - affiliated - net in its Statements of Operations. For the period ended December 31, 2025, U.S. Large Cap Premium Income Active paid BTC $275 for securities lending agent services.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.

Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statements of Operations.

7.	PURCHASES AND SALES

For the period ended December 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

Fund Name	Purchases	Sales

U.S. Large Cap Premium Income Active	$425,370,688	$450,003,487

For the period ended December 31, 2025, in-kind transactions were as follows:

Fund Name	In-kind Purchases	In-kind Sales

Nasdaq Premium Income Active	$10,789,870	$—
U.S. Large Cap Premium Income Active	480,465,311	31,696,513

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of December 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.

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Notes to Financial Statements (continued)

The tax character of distributions paid was as follows:

Fund Name	Year Ended 12/31/25	Year Ended 12/31/24

Nasdaq Premium Income Active
Ordinary income	$86,749	$—
Long term capital gains	16,352	—

	$103,101	$—

U.S. Large Cap Premium Income Active
Ordinary income	$18,668,731	$4,735,969
Return of capital	16,670,637	925,943

	$35,339,368	$5,661,912

As of December 31, 2025, the tax components of accumulated earnings (losses) were as follows:

Fund Name	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total

Nasdaq Premium Income Active	$—	$(151,350)	$(151,350)
U.S. Large Cap Premium Income Active	(11,650,283)	58,072,111	46,421,828

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis net unrealized gains was attributable primarily to the dividends payable, tax deferral of losses on wash sales and realization for tax purposes of unrealized gains/losses on certain futures and options contracts.

As of December 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Nasdaq Premium Income Active	$10,952,049	$256,240	$(338,931)	$(82,691)
U.S. Large Cap Premium Income Active	615,765,285	71,569,700	(8,764,256)	62,805,444

9.	LINE OF CREDIT

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the period ended December 31, 2025, the Funds did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company,

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Notes to Financial Statements (continued)

market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 12/31/25		Year Ended 12/31/24

Fund Name	Shares	Amount	Shares	Amount
Nasdaq Premium Income Active(a)

Shares sold	220,000	$11,000,246	—	$—

U.S. Large Cap Premium Income Active

Shares sold	16,200,000	$493,495,210	6,660,000	$200,212,724

Shares redeemed	(1,140,000)	(32,479,331)	(900,000)	(27,111,547)

	15,060,000	$461,015,879	5,760,000	$173,101,177

(a)	Commencement of operations was December 2, 2025.

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Notes to Financial Statements (continued)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

As of December 31, 2025, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:

Fund Name

Nasdaq Premium Income Active	200,000

U.S. Large Cap Premium Income Active	20,000

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock ETF Trust and Shareholders of each of the two funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the series constituting BlackRock ETF Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of December 31, 2025, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

iShares Nasdaq Premium Income Active ETF(1) iShares U.S. Large Cap Premium Income Active ETF(2)

(1)	Statement of operations and statement of changes in net assets for the period December 2, 2025 (commencement of operations) through December 31, 2025

(2)	Statement of operations for the year ended December 31, 2025 and statement of changes in net assets for each of the two years in the period ended December 31, 2025

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 24, 2026

We have served as the auditor of one or more BlackRock investment companies since 2000.

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Important Tax Information (unaudited)

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal period ended December 31, 2025:

Fund Name	Qualified Dividend Income

Nasdaq Premium Income Active	$9,632
U.S. Large Cap Premium Income Active	6,361,146

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal period ended December 31, 2025:

Fund Name	Qualified Business Income

Nasdaq Premium Income Active	$243
U.S. Large Cap Premium Income Active	443,156

The Fund hereby designate the following amount, or maximum amount allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal period ended December 31, 2025:

Fund Name	20% Rate Long-Term Capital Gain Dividends

Nasdaq Premium Income Active	$16,352

The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal period ended December 31, 2025 qualified for the dividends-received deduction for corporate shareholders:

Fund Name	Dividends-Received Deduction

Nasdaq Premium Income Active	49.23%
U.S. Large Cap Premium Income Active	43.78

The Fund hereby designate the following amount, or maximum amount allowable by law, as qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal period ended December 31, 2025:

Fund Name	Qualified Short-Term Capital Gains

Nasdaq Premium Income Active	$10,902

I M P O R T A N T T A X I N F O R M A T I O N	27

Additional Information

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Trustees, Officers, and Others

Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.

Availability of Portfolio Holdings Information

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.

Fund and Service Providers

Investment Adviser

BlackRock Fund Advisors

San Francisco, CA 94105

Sub-Adviser

BlackRock International Limited

Edinburgh, EH3 8BL

United Kingdom

Administrator, Custodian and Transfer Agent

The Bank of New York Mellon

New York, NY 10286

Distributor

BlackRock Investments, LLC

New York, NY 10001

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania 19103

Legal Counsel

Ropes & Gray LLP

New York, NY 10036

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

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Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock ETF Trust (the “Trust”) met on September 16-17, 2025 (the “Organizational Meeting”) to consider the initial approval of the proposed investment advisory agreement (the “Agreement”) between the Trust, on behalf of iShares Nasdaq Premium Income Active ETF (the “Fund”), and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Fund’s investment advisor. The Agreement was the same agreement that had been previously approved by the Board with respect to certain series of the Trust.

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board is required to consider the initial approval of the Agreement. The Board Members who are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). In connection with this deliberative process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.

At the Organizational Meeting, the Board received and reviewed materials relating to its consideration of the proposed Agreement. The Board considered all factors it believed relevant with respect to the Fund, including, among other things: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the estimated cost of the services and estimated profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the existence and sharing of potential economies of scale; (e) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; (f) possible alternatives to the proposed Agreement; (g) the policies and practices of BlackRock with respect to portfolio transactions for the Fund; (h) BlackRock’s portfolio compliance systems and capabilities; and (i) other factors deemed relevant by the Board Members.

In considering approval of the Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreement. The Board received materials in advance of the Organizational Meeting relating to its consideration of the Agreement, including (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding the Fund’s fees and estimated expense ratio as compared with a peer group of funds as determined by Broadridge (“Expense Peers”); (b) information regarding BlackRock’s economic outlook for the Fund and its general investment outlook for the markets; (c) information regarding fees paid to service providers that are affiliates of BlackRock; and (d) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreement. The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management and BlackRock’s services related to the valuation and pricing of the portfolio holdings of the Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

A. Nature, Extent and Quality of the Services to be Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Fund. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Fund, as well as a description of the capabilities, personnel and services of BlackRock. The Board considered the scope of the services provided by BlackRock to the Fund under the Agreement relative to services typically provided by third parties to other funds. The Board noted that the standard of care applicable under the Agreement was comparable to that found generally in investment company advisory agreements. The Board concluded that the scope of BlackRock’s services to be provided to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to meet the Fund’s investment objective(s), compliance with investment restrictions, tax and reporting requirements and related shareholder services.

The Board, including the Independent Board Members, also considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to the Fund. The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters. The Board also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.

The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives. The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreement.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services to be provided to the Fund. The Board considered that BlackRock and its affiliates will provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates will provide the Fund with administrative services, including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	29

Disclosure of Investment Advisory Agreement (continued)

administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.

B. The Investment Performance of the Fund

The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, did not consider the performance history of the Fund because the Fund was newly organized and had not yet commenced operations as of the date of the Organizational Meeting.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services to be Provided and Estimated Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund

In connection with the initial approval of the Agreement, the Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s estimated total expense ratio, as well as its estimated actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. Additionally, the Board noted information received at prior Board meetings concerning the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the estimated actual management fee rate and estimated total expense ratio would each rank in the second quartile, relative to the Fund’s Expense Peers.

Following consideration of this information, the Board, including the independent Board Members, concluded that the fees to be paid pursuant to the Agreement were fair and reasonable in light of the services provided.

As the Fund had not commenced operations as of the date of the Organizational Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Fund. BlackRock, however, will provide the Board with such information at future meetings.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending, ETF servicing and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board noted that it considered information regarding BlackRock’s brokerage and soft dollar practices and received and reviewed reports from BlackRock and its affiliates at prior meetings of the boards of directors/trustees of other funds in the BlackRock Multi-Asset Complex which included information on brokerage commissions and trade execution practices.

The Board noted the competitive nature of the ETF marketplace, and that shareholders are able to redeem or sell their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

Following discussion, the Board, including the Independent Board Members, unanimously approved the Agreement between the Manager and the Trust, with respect to the Fund, for a two-year term beginning on the effective date of the Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other

30	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Disclosure of Investment Advisory Agreement (continued)

information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	31

Disclosure of Investment Sub-Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock ETF Trust (the “Trust”) met on September 16-17, 2025 (the “Organizational Meeting”) to consider the initial approval of the proposed sub-advisory agreement (the “Sub-Advisory Agreement”) between BlackRock Fund Advisors (the “Manager”), the Trust’s investment advisor, and BlackRock International Limited (the “Sub-Advisor”) with respect to iShares Nasdaq Premium Income Active ETF (the “Fund”), a series of the Trust.

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), at the Organizational Meeting, the Board reviewed materials relating to its consideration of the Sub-Advisory Agreement. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). At the Organizational Meeting, the Board also considered the initial approval of the proposed investment advisory agreement (the “Advisory Agreement”) between the Trust and the Manager, on behalf of the Fund. At the Organizational Meeting, the Board, including the Independent Board Members, unanimously approved the Advisory Agreement between the Manager and the Trust, with respect to the Fund, for a two-year term beginning on the effective date of the Advisory Agreement. A discussion of the basis for the Board’s approval of the Advisory Agreement at the Organizational Meeting is included in this shareholder report. The factors considered by the Board at the Organizational Meeting in connection with the approval of the proposed Sub-Advisory Agreement were substantially the same as the factors considered at the Organizational Meeting with respect to approval of the Advisory Agreement.

Following discussion, the Board, including the Independent Board Members, unanimously approved the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a two-year term beginning on the effective date of the Sub-Advisory Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Sub-Advisory Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

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Glossary of Terms Used in these Financial Statements

Currency Abbreviation

USD	United States Dollar

Portfolio Abbreviation

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H E S E F I N A N C I A L S T A T E M E N T S	33

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock ETF Trust

By:	/s/John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust

Date: February 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust

Date: February 24, 2026

By:	/s/Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock ETF Trust

Date: February 24, 2026